Related Party Transactions (Commitments with Related Parties) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Operating lease commitments	¥ 84,746	¥ 68,310
Not later than one year [member]
Disclosure of transactions between related parties [line items]
Operating lease commitments	81,188	63,505
Later than one year and not later than two years [member]
Disclosure of transactions between related parties [line items]
Operating lease commitments	738	1,583
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Construction and installation cost	16,011	29,528
Operating lease commitments	73,190	59,160
Sinopec Group and its subsidiaries [member] | Not later than one year [member]
Disclosure of transactions between related parties [line items]
Operating lease commitments	73,190	59,160
Sinopec Group and its subsidiaries [member] | Later than one year and not later than two years [member]
Disclosure of transactions between related parties [line items]
Operating lease commitments	¥ 0	¥ 0